Loans and Allowance for Loan Losses, Recorded Investment in Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable [Abstract]
Total loans, net		$ 4,438,779	$ 4,244,470
Less: Allowance for loan losses		44,267	49,595	$ 44,317
Net loans		4,394,512	4,194,875
Due from officers		17,900	16,300
New loans		8,600
Repayments of loans		7,000
Changes in outstanding loans		0
New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	3,132,378	3,061,352
Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		1,306,401	1,183,118
Real Estate Construction Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		37,300	24,700
Residential Borrowers [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		17,900	10,500
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		19,400	14,200
PPP Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		10,000	29,000
Commercial [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		200,200	212,492
Less: Allowance for loan losses		3,135	4,140	3,999
Commercial [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	177,952	193,707
Commercial [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		22,248	18,785
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		168,716	167,441
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	147,063	148,775
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		21,653	18,666
Commercial [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		31,484	45,051
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	30,889	44,932
Commercial [Member] | Other [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		595	119
Commercial [Member] | PPP Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		10,000	29,000
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		4,229,163	4,022,361
Less: Allowance for loan losses		40,689	44,950	39,748
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		3,936,302	3,705,696
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	2,723,734	2,606,781
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		1,212,568	1,098,915
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		61,885	74,471
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	48,190	59,400
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		13,695	15,071
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		230,976	242,194
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	175,134	193,654
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		55,842	48,540
Installment [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		9,416	9,617
Less: Allowance for loan losses		443	505	$ 570
Installment [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	7,368	7,810
Installment [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		$ 2,048	$ 1,807

[1]	Includes New York, New Jersey, Vermont and Massachusetts.